4. SMALL BUSINESS ASSOCIATION LOAN (Details Narrative) (Quarterly) (USD $)			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Quarterly Member	Dec. 31, 2013 Quarterly Member
SBA Monthly Loan Payment			$ 120
Variable Interest Rate			4.75%
Effective Interest Rate	7.75%	800.00%	7.75%	7.75%